Short-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trading securities:
Fair Value	$ 85,211,338	$ 6,111,129
Cost	114,816,065	2,079,228
Unrealized (loss) gain in profit and loss	(29,604,727)	4,031,901
Net realized gain on short-term investments	598,630	1,021,043
Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Unrealized (loss) gain in profit and loss		4,031,901
Investment product [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Unrealized (loss) gain in profit and loss	(29,604,727)
REITs [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value		6,108,322
Cost		2,049,344
Unrealized (loss) gain in profit and loss		4,058,978
REITs [Member] | Significant Unobservable Input (Level 3) [Member]
Trading securities:
Unrealized (loss) gain in profit and loss		(27,077)
Fair Value, Equity securities without readily determinable fair value		2,807
Equity Securities without Readily Determinable Fair Value, Carrying Value		$ 29,884
Equity securities [Member] | Quoted Price in Active Market for Identical Assets (Level 1) [Member]
Trading securities:
Fair Value	85,211,338
Cost	$ 114,816,065